Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Useful Lives of Assets	Useful lives by asset category are as follows:

Computer equipment	3 years
Furniture and fixtures	3 to 7 years
Leasehold improvement	Shorter of useful life or lease term

Schedule of Weighted-average Assumption Used for Stock Options

The following table presents the weighted-average assumptions used for stock options granted for each of the years indicated:

	Year Ended December 31,
	2014	2015	2016
Expected term (in years)	6.0	6.0	6.0
Estimated volatility	48%	56%	41%
Risk-free interest rate	2%	2%	2%
Estimated dividend yield	—	—	—